Restructuring - Restructuring Expenses By Functional Area (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Restructuring
Cost of cloud and software		€ 55	€ 3	€ 80
Cost of services		118	7	218
Research and development		9	7	156
Sales and marketing		2	10	147
General and administration		(2)	1	20
Restructuring expenses	$ 219	€ 182	€ 28	€ 621